Recapitalization	11 Months Ended
Dec. 31, 2023
Recapitalization [Abstract]
RECAPITALIZATION

4. RECAPITALIZATION

As discussed in Note 1, “Organization and Business Operations”, the Business Combination was consummated on December 31, 2023, which, for accounting purposes, was treated as the equivalent of Global Hydrogen issuing stock for the net assets of Dune, accompanied by recapitalization. Under this method of accounting, Dune was treated as the acquired company for financial accounting and reporting purposes under GAAP.

Transaction Proceeds

Upon closing of the Business Combination, the Company received gross proceeds of $4.4 million from the Business Combination, offset by total transaction costs and other fees totaling of $3.2 million. The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ equity for the period ended December 31, 2023:

Cash-trust and cash, net of redemptions	$4,447,404
Less: transaction costs, loans and advisory fees, paid	(614,040)
Less: fees paid in connection with the forward purchase agreement	(2,608,141)
Net proceeds from the Business Combination	1,225,223
Less: Derivative warrant liabilities	(539,000)
Less: liabilities assumed	(1,155,075)
Less: others, net	21,858
Reverse recapitalization, net	$(446,994)

The number of shares of Common Stock issued immediately following the consummation of the Business Combination were:

Dune Class A common stock, outstanding prior to the Business Combination	5,494,554
Less: Redemption of Dune Class A common stock	(747,518)
Business Combination shares	4,747,036
Global Hydrogen shares, Class B	681,220
PIPE investor shares, Class A	4,300,000
Common Stock immediately after the Business Combination	9,728,256

The number of Global Hydrogen shares was determined as follows:

	Global Hydrogen units	Global Hydrogen Shares after conversion ratio
Class B Common Stock	12,500	4,300,000

Redemption

Prior to the closing of the Business Combination, certain Dune public shareholders exercised their right to redeem certain of their outstanding shares for cash, resulting in the redemption of 747,518 shares of Dune Class A common stock for an aggregate payment of $7,507,825.

Public and private placement warrants

The 8,625,000 Public Warrants issued in the IPO the (“Public Placement Warrants) and 4,850,000 warrants issued in connection with private placement at the time of Dune’s initial public offering (the “Private Placement Warrants”) remained outstanding and became warrants for the Company (see Note 7).

Transactions costs

For the year ended December 31, 2023, transaction costs incurred within the consolidated statements of operations were as follows:

Years ended December 31, 2023
Accounting and audit fees	$116,477
Legal fees	200,000
Total	$316,477